Stock Options - Exercise price ranges (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Exercise price, range 1
Stock options outstanding as of December 31
Number of Options Outstanding | shares	517,018
Weighted Average Remaining Contractual Life (Years)	4 years 9 months 3 days
Weighted Average Exercise Price | $ / shares	$ 0.32
Number of Options Exercisable | shares	517,018
Weighted Average Exercise Price | $ / shares	$ 0.32
Exercise price, range 2
Stock options outstanding as of December 31
Number of Options Outstanding | shares	18,500
Weighted Average Remaining Contractual Life (Years)	3 months 14 days
Weighted Average Exercise Price | $ / shares	$ 0.5
Number of Options Exercisable | shares	18,500
Weighted Average Exercise Price | $ / shares	$ 0.5
Exercise price, range 3
Stock options outstanding as of December 31
Number of Options Outstanding | shares	45,400
Weighted Average Remaining Contractual Life (Years)	1 year 6 months 18 days
Weighted Average Exercise Price | $ / shares	$ 0.82
Number of Options Exercisable | shares	45,400
Weighted Average Exercise Price | $ / shares	$ 0.82
Exercise price, range 4
Stock options outstanding as of December 31
Number of Options Outstanding | shares	268,307
Weighted Average Remaining Contractual Life (Years)	6 years 2 months 15 days
Weighted Average Exercise Price | $ / shares	$ 3.42
Number of Options Exercisable | shares	259,767
Weighted Average Exercise Price | $ / shares	$ 3.42
Exercise price, range 5
Stock options outstanding as of December 31
Number of Options Outstanding | shares	414,175
Weighted Average Remaining Contractual Life (Years)	6 years 7 months 13 days
Weighted Average Exercise Price | $ / shares	$ 8.63
Number of Options Exercisable | shares	360,973
Weighted Average Exercise Price | $ / shares	$ 8.63
Exercise price, range 6
Stock options outstanding as of December 31
Number of Options Outstanding | shares	173,111
Weighted Average Remaining Contractual Life (Years)	6 years 10 months 2 days
Weighted Average Exercise Price | $ / shares	$ 8.9
Number of Options Exercisable | shares	136,247
Weighted Average Exercise Price | $ / shares	$ 8.9
Exercise price, range 7
Stock options outstanding as of December 31
Number of Options Outstanding | shares	242,573
Weighted Average Remaining Contractual Life (Years)	7 years 8 months 15 days
Weighted Average Exercise Price | $ / shares	$ 11.95
Number of Options Exercisable | shares	208,105
Weighted Average Exercise Price | $ / shares	$ 11.95
Exercise price, range 8
Stock options outstanding as of December 31
Number of Options Outstanding | shares	2,247,624
Weighted Average Remaining Contractual Life (Years)	8 years 10 months 2 days
Weighted Average Exercise Price | $ / shares	$ 14.18
Number of Options Exercisable | shares	345,985
Weighted Average Exercise Price | $ / shares	$ 14.18
Exercise price, range 9
Stock options outstanding as of December 31
Number of Options Outstanding | shares	1,064,448
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days
Weighted Average Exercise Price | $ / shares	$ 30.24
Number of Options Exercisable | shares	17,642
Weighted Average Exercise Price | $ / shares	$ 30.24
Exercise price, range 10
Stock options outstanding as of December 31
Number of Options Outstanding | shares	4,991,156
Weighted Average Remaining Contractual Life (Years)	7 years 11 months 19 days
Weighted Average Exercise Price | $ / shares	$ 14.67
Number of Options Exercisable | shares	1,909,637
Weighted Average Exercise Price | $ / shares	$ 6.99